Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities:
Net (loss) income	$ (14,848,135)	$ (1,696,306)	$ (1,955,161)	$ 313,904
Adjustments to reconcile net loss to net cash from operating activities:
Stock-based compensation	16,316,344	1,310,449	3,819,610
Depreciation and amortization	700,387			683
Amortization of debt discount	421,590	7,976	2,260
Initial derivative expense	245,572		25,161
Amortization of deferred financing costs	19,473		90
Amortization of original issue discount	12,298
Gain loss on change in fair value of derivative liability	(976,049)		30,508
Gain on debt extinguishments		(16,279)	(60,398)	(1,107,922)
Amortization of deferred compensation and beneficial conversion interest expense		91,177	91,177	121,570
Changes in operating assets and liabilities:
Increase in accounts receivable	(3,883,231)		(2,500,000)
Increase in other assets	(9,734)		(2,258)
Decrease (increase) in prepaid expenses	8,383	(3,686)	(1,332)
Increase in contract liabilities	170,449
Increase in accounts payable and accrued expenses	683,154	188,354	346,373	755,048
Net cash used in operating activities of continuing operations	(1,139,499)	(118,315)	(203,970)	83,283
Net cash used in operating activities of discontinued operations		(31,056)		(256,511)
Net cash used in operating activities	(1,139,499)	(149,371)	(203,970)	(173,228)
Cash flows from investing activities:
Capital expenditures	(553)		(55,000)
Payments toward Travel Buddhi purchased software intangible			(55,000)
Capitalized software development costs			(4,852)
Net cash used in investing activities of continuing operations	(553)		(59,852)
Net cash used in investing activities of discontinued operations
Net cash used in investing activities	(553)
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable, net	940,000		53,000
Proceeds from sale of common stock, net of finder's fees	347,000	110,000	193,000	81,000
Proceeds from notes payable to related parties	37,800	93,046	144,557	78,404
Repayments of notes payable to related parties	(32,000)	(588)		(1,078)
Repayments under settlement agreement	(120,000)	(28,004)	(93,000)
Repayments of convertible notes payable	(184,000)
Due to related party - Eagle				9,000
Proceeds of demand note - Investor				2,000
Net cash provided by financing activities of continuing operations	988,800	174,454	297,557	169,326
Net cash provided by financing activities of discontinued operations
Net cash provided by financing activities	988,800	174,454	297,557	169,326
Effect of foreign exchange rate changes on cash	125,310
Net (decrease) increase in cash	(25,942)	25,083	33,735	(3,902)
Cash at beginning of period	33,996	261	261	4,163
Cash at end of period	8,054	25,344	33,996	261
Supplemental disclosure:
Cash paid for interest	83,064	21,393		9,684
Supplemental disclosure of non-cash operating activities:
Initial fair value of derivative liability recorded as debt discount	940,001		75,000
Reversal of accrued fees from private placements to accredited investors			7,500
Acquisition of Travel Buddhi purchased software intangible under promissory note payable, net of payments			60,281
Acquisition of Alpha Predictions under promissory note payable			1,438
Issuance of Common Stock for accrued services
Value	$ 15,500	$ 575,000	$ 575,000
Shares	62,000	1,150,000	1,150,000
Issuance of Common Stock for the conversion of Related Party debts and Strategic Vendor payables
Value	$ 73,663	$ 1,801,056	$ 1,801,057
Shares	294,654	3,898,732	3,898,733
Issuance of Common Stock for services related to private placements
Value	$ 11,250
Shares	11,003
Issuance of Common Stock for conversions of convertible promissory notes
Value	$ 19,000
Shares	68,093